Investments In An Associate - Summary of Movement of the investment in Associates (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of movement of the investment in associates [Line Items]
Carrying amount of the investment at the beginning of the year	₽ 1,238
Share of total comprehensive income	289	₽ 197	₽ 112
Carrying amount of the investment at the end of the year	1,269	1,238
Litres Holdings Limited [Member]
Disclosure of movement of the investment in associates [Line Items]
Carrying amount of the investment at the beginning of the year	1,238	1,111
Share of total comprehensive income	289	197	112
Dividends received / receivable	(258)	(70)
Carrying amount of the investment at the end of the year	₽ 1,269	₽ 1,238	₽ 1,111